Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On July 19, 2013, CSC sold its base operations, aviation and ranges services business unit, the Applied Technology Division within its NPS Segment, to a strategic investor for cash consideration of approximately $178 million. The Company expects to record a pre-tax gain on the disposal (see Note 3).

On August 4, 2013, CSC entered into a strategic partnership agreement with AT&T whereby, AT&T will operate CSC's communications network; CSC will merge its Cloud business hardware infrastructure with AT&T's infrastructure; and CSC will assist AT&T and its customers with updating application products.

As disclosed in the Company's Form 10-Q for the second quarter ended September 27, 2013 filed with the SEC on October 31, 2013 (the Second Quarter Fiscal 2014 Form 10-Q), in September 2013, CSC committed to a plan to sell a small software business, which is a part of the GBS segment's Industry Software & Solutions group. As a result, the historical results of this business have been presented as discontinued operations in the Company's Consolidated Condensed Statement of Operations in the Company's Second Quarter Fiscal 2014 Form 10-Q.

The Company has updated financial information and certain related disclosures in these Consolidated Condensed Financial Statements for the quarter ended June 28, 2013 to reflect the presentation of the three above-mentioned businesses as discontinued operations. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s Second Quarter Fiscal 2014 Form 10-Q. See Note 3 for a summary of the results of the discontinued operations.

Subsequent Events

On May 15, 2013, CSC and the lead plaintiff in the lawsuit entitled In re Computer Sciences Corporation Securities Litigation (No. 1:11-cv-610-TSE-IDD) pending in the United States District Court for the Eastern District of Virginia entered into a stipulation and agreement of settlement to settle all claims in the lawsuit for $97.5 million. The agreement is subject approval by the court (see Note 20).

On May 13, 2013, CSC entered into an agreement to sell its flood-insurance-related business process outsourcing practice to a financial investor for cash consideration of $43 million, plus a net working capital adjustment receivable of $4 million, for a pre-tax gain on disposal of $25 million. This divestiture was reported as discontinued operations in the Consolidated Condensed Statements of Operations in the Company’s Form 10-Q for the first quarter ended June 28, 2013 filed with the SEC on August 7, 2013 (the First Quarter Fiscal 2014 Form 10-Q).

As disclosed in the First Quarter Fiscal 2014 Form 10-Q, in July 2013, CSC sold its base operations, aviation and rages services business unit, the Applied Technology Division within its NPS Segment, to a strategic investor for cash consideration of approximately $178 million, plus a net working capital adjustment receivable of $6 million, for a pre-tax gain on disposal of $67 million. This divestiture was reported as discontinued operations in the Consolidated Condensed Statements of Operations in the Company’s First Quarter Fiscal 2014 Form 10-Q.

As disclosed in the Company's Form 10-Q for the second quarter ended September 27, 2013 filed with the SEC on October 31, 2013 (the Second Quarter Fiscal 2014 Form 10-Q), in September 2013, CSC committed to a plan to sell a small software business, which is a part of the GBS segment's Industry Software & Solutions group. As a result, the historical results of this business have been presented as discontinued operations in the Company's Consolidated Condensed Statement of Operations in the Company's Second Quarter Fiscal 2014 Form 10-Q.

The Company has updated financial information and certain related disclosures in these Consolidated Financial Statements for the year ended March 29, 2013 to reflect the presentation of the three above-mentioned businesses as discontinued operations. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s First Quarter Fiscal 2014 Form 10-Q and Second Quarter Fiscal 2014 Form 10-Q. See Note 3 for a summary of the results of the discontinued operations.